CUSTOMER DEPOSITS - Concentration of deposits received (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of customer deposits [line items]
Customer deposits	$ 207,405,238	$ 200,872,177
Concentrations of deposits, percentage	100.00%	100.00%
Financial [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 42,261,563	$ 36,117,236
Concentrations of deposits, percentage	20.40%	18.00%
Government and Colombian Government entities [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 30,256,676	$ 26,875,424
Concentrations of deposits, percentage	14.60%	13.40%
Individuals [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 29,269,112	$ 31,559,768
Concentrations of deposits, percentage	14.10%	15.70%
Financial and insurance activities [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 23,078,620	$ 19,700,240
Concentrations of deposits, percentage	11.10%	9.80%
Services [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 14,665,982	$ 19,280,845
Concentrations of deposits, percentage	7.10%	9.60%
Insurance [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 13,112,460	$ 14,226,539
Concentrations of deposits, percentage	6.30%	7.10%
Commerce [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 11,865,618	$ 12,680,110
Concentrations of deposits, percentage	5.70%	6.30%
Real estates [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 4,676,630	$ 3,418,132
Concentrations of deposits, percentage	2.30%	1.70%
Manufacturing [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 4,022,403	$ 3,056,218
Concentrations of deposits, percentage	1.90%	1.50%
Transport [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 2,421,100	$ 287,384
Concentrations of deposits, percentage	1.20%	0.10%
Agriculture and livestock [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 2,250,173	$ 1,556,711
Concentrations of deposits, percentage	1.10%	0.80%
Education [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 1,927,121	$ 1,793,395
Concentrations of deposits, percentage	0.90%	0.90%
Colombian municipalities [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 610,621	$ 604,265
Concentrations of deposits, percentage	0.30%	0.30%
Artistic, entertainment and recreation activities [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 424,886	$ 454,909
Concentrations of deposits, percentage	0.20%	0.20%
Exploitation of mines and quarries [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 418,288	$ 1,226,516
Concentrations of deposits, percentage	0.20%	0.60%
Foreign governments [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 270,985	$ 867,311
Concentrations of deposits, percentage	0.10%	0.40%
Telecommunications [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 130,018	$ 217,656
Concentrations of deposits, percentage	0.10%	0.10%
Tourism [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 1	$ 83,289
Concentrations of deposits, percentage	0.00%	0.10%
Other [member]
Disclosure of customer deposits [line items]
Customer deposits	$ 25,742,981	$ 26,866,229
Concentrations of deposits, percentage	12.40%	13.40%